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             [Skadden, Arps, Slate, Meagher & Flom LLP letterhead]

                                                               February 14, 2005

VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

                                        Re:  Builders FirstSource, Inc.
                                             Registration Statement on Form S-1
                                             ----------------------------------

Ladies and Gentlemen:

     On behalf of Builders FirstSource, Inc., a Delaware corporation (the "Company"), we hereby electronically transmit, pursuant to Regulation S-T promulgated by the Securities and Exchange Commission, the initial filing of the Registration Statement of the Company on Form S-1 for filing under the Securities Act of 1933, as amended, in connection with the Company's initial public offering of shares of the Company's common stock.

     Please contact the undersigned at (302) 651-3180 should you require further information or have any questions.

                                        Very truly yours,

                                        /s/ Allison L. Amorison
                                        -----------------------

                                        Allison L. Amorison

cc: Donald F. McAleenan, Esq.